7. Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
NMTC [Member]
Equity investment generated tax credits	$ 204,900	$ 204,900
Amortization expense	177,938	161,890
Carrying value of equity investment	196,572	374,510
LimitedPartnership [Member]
Amortization expense	731,448	403,445
Carrying Value Limited Partnerships Investment	1,731,484	2,462,932
Tax credits	448,290	431,715
CFSG [Member]
Other assets	2,016,785	1,587,777
Income	$ 429,008	$ 361,044